PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of the changes in property, plant and equipment and leases
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Operational facilities	10-20 years
Leasehold improvements	5-15 years
Machinery and equipment	5-10 years
Other property, plant & equipment	5-10 years

Amounts in $ ‘000	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	4,659	5,282	8,278	4,691	6	22,916
Accumulated depreciation	(2,866)	(2,108)	(4,915)	(2,635)	—	(12,524)
Carrying value at January 1, 2023	1,793	3,174	3,363	2,056	6	10,392
Investments	32	60	682	488	175	1,437
Internal transfer - cost	—	—	—	6	(6)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—
Other - cost	74	60	432	—	—	566
Other - accumulated depreciation	(59)	(59)	(434)	—	—	(552)
Divestments	—	(14)	(11)	(120)	—	(145)
Impairment	—	—	—	—	—	—
Depreciation charges	(365)	(258)	(860)	(919)	—	(2,402)
Depreciation of disinvestment	—	8	6	120	—	134
Currency translation - cost	148	158	279	66	4	655
Currency translation - accumulated depreciation	(98)	(70)	(183)	(45)	—	(396)
Movement 2023	(268)	(115)	(89)	(404)	173	(703)
At cost	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at December 31, 2023	1,525	3,059	3,274	1,652	179	9,689
Investments	—	197	219	230	144	790
Internal transfer - cost	—	—	—	175	(175)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—
Other - cost	—	—	—	—	—	—
Other - accumulated depreciation	—	—	—	—	—	—
Divestments	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Depreciation charges	(355)	(266)	(756)	(900)	—	(2,277)
Depreciation of disinvestment	—	—	—	—	—	—
Currency translation - cost	(291)	(311)	(582)	(152)	(3)	(1,339)
Currency translation - accumulated depreciation	216	148	410	115	—	889
Movement 2024	(430)	(232)	(709)	(532)	(34)	(1,937)
At cost	4,622	5,432	9,297	5,384	145	24,880
Accumulated depreciation	(3,527)	(2,605)	(6,732)	(4,264)	—	(17,128)
Carrying value at December 31, 2024	1,095	2,827	2,565	1,120	145	7,752